Borrowings (Details) - Schedule of current and non- current break up - Borrowing [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non- Current
Bonds, non current	$ 180,014,715
Term loan non current		74,160,950
Current
Promissory notes		2,265,000
Term loan non current		14,539,187	94,792,088
Term loan 1 [Member]
Non- Current
Bonds, non current		68,271,743
Current
Term loan current		10,135,939	82,245,595
Term loan 2 [Member]
Non- Current
Bonds, non current		5,889,207
Current
Term loan current		2,138,248	10,165,703
Term loan 3 [Member]
Current
Term loan current			$ 2,380,790